Federated MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—2.3%
370,416	[1]	Cars.com, Inc.	$4,189,405
7,977		Cogent Communications Holdings, Inc.	467,771
198,610		Emerald Expositions Events, Inc.	1,930,489
720,286	[1,2]	Frontier Communications Corp.	655,460
95,956	[1]	Imax Corp.	2,048,661
77,992	[2]	Meredith Corp.	2,940,298
81,608		National CineMedia, Inc.	685,099
251,853		Tegna, Inc.	3,785,351
105,735	[1]	Yelp, Inc.	3,648,915
		TOTAL	20,351,449
		Consumer Discretionary—12.2%
49,391	[1,2]	Asbury Automotive Group, Inc.	5,093,694
83,417	[1]	Ascena Retail Group, Inc.	29,379
127,382	[1]	Beazer Homes USA, Inc.	1,912,004
33,440	[1]	Boot Barn Holdings, Inc.	1,172,072
11,256	[2]	Brinker International, Inc.	500,329
114,109	[1,2]	Cooper-Standard Holding, Inc.	3,635,513
119,313	[1]	CROCs, Inc.	4,174,762
21,925	[1]	Deckers Outdoor Corp.	3,352,333
341,556	[1]	Everi Holdings, Inc.	3,436,053
8,327	[1,2]	Francesca's Holdings Corp.	144,473
19,087	[1]	GameStop Corp.	103,833
27,189		Group 1 Automotive, Inc.	2,703,674
57,779	[1,2]	iRobot Corp.	2,776,859
63,135		Jack in the Box, Inc.	5,304,603
1,913		Johnson Outdoors, Inc., Class A	112,006
326,483		KB HOME	11,652,178
174,449	[1,2]	K12, Inc.	3,452,346
50,458		Lithia Motors, Inc., Class A	7,946,126
29,801		M.D.C. Holdings, Inc.	1,153,597
5,852	[1]	M/I Homes, Inc.	258,541
62,297	[1]	Meritage Corp.	4,490,991
72,008	[2]	PetMed Express, Inc.	1,686,067
64,093	[1,2]	RH	11,645,698
172,693		Rent-A-Center, Inc.	4,467,568
271,377	[1,2]	SeaWorld Entertainment, Inc.	7,169,780
21,595	[2]	Signet Jewelers Ltd.	346,384
18,034	[1]	Skyline Corp.	509,100
5,652	[1]	Sleep Number Corp.	271,974
32,167	[1,2]	Stamps.com, Inc.	2,715,860
315,363	[1]	TRI Pointe Group, Inc.	4,963,814
154,381	[1]	Taylor Morrison Home Corp.	3,867,244
84,196	[2]	Wingstop, Inc.	7,024,472
18,975	[1,2]	YETI Holdings, Inc.	632,057
		TOTAL	108,705,384
		Consumer Staples—2.5%
9,125	[1]	Chefs Warehouse, Inc.	302,266

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
5,228	[2]	Coca-Cola Bottling Co.	$1,434,354
91,676	[1]	elf Beauty, Inc.	1,540,157
44,387		Ingles Markets, Inc., Class A	1,750,180
31,960	[2]	Medifast, Inc.	3,545,642
35,055	[1,2]	National Beverage Corp.	1,541,018
115,356	[1]	Performance Food Group Co.	4,915,319
11,892	[1]	The Boston Beer Co., Inc., Class A	4,453,078
45,058		Universal Corp.	2,469,178
		TOTAL	21,951,192
		Energy—3.8%
35,622	[1]	Abraxas Petroleum Corp.	10,330
101,400	[2]	Arch Coal, Inc.	7,999,446
141,470	[1,2]	CONSOL Energy, Inc.	1,871,648
850,893	[1,2]	Denbury Resources, Inc.	849,276
118,854		Gulf Island Fabrication, Inc.	622,795
271,507	[1,2]	Key Energy Services, Inc.	323,989
59,458	[1,2]	Montage Resources Corp.	268,750
311,491	[1]	Newpark Resources, Inc.	1,868,946
6,644	[1]	Nine Energy Services, Inc.	37,539
255,895	[1,2]	Noble Corp. PLC	314,751
438,665	[1]	Oil States International, Inc.	6,259,750
262,526		Peabody Energy Corp.	2,764,399
49,163		QEP Resources, Inc.	163,713
145,376	[2]	RPC, Inc.	601,857
255,547	[1,2]	Renewable Energy Group, Inc.	4,175,638
78,252	[2]	Scorpio Tankers, Inc.	2,489,196
172,048	[1,2]	Seadrill Ltd.	302,804
220,805	[1,2]	Southwestern Energy Co.	452,650
402,146	[1,2]	Whiting Petroleum Corp.	2,549,606
		TOTAL	33,927,083
		Financials—18.9%
36,561		1st Source Corp.	1,871,192
93,435		American Equity Investment Life Holding Co.	2,305,976
35,640		BancFirst Corp.	2,063,200
106,627		BancorpSouth Bank	3,270,250
55,969		Banner Corp.	3,021,207
120,722		Employers Holdings, Inc.	5,111,369
57,924	[1]	Enova International, Inc.	1,360,635
149,099		Essent Group Ltd.	7,766,567
247,328	[1,2]	Ezcorp, Inc., Class A	1,300,945
35,247		Financial Institutions, Inc.	1,107,813
231,336		First Bancorp, Inc.	8,732,934
635,950	[2]	First BanCorp	6,690,194
170,742		First Defiance Financial Corp.	5,279,343
9,457		First Foundation, Inc.	151,407
48,448		First Guaranty Bancshares, Inc.	1,017,408
11,502		First Merchants Corp.	454,904
479,249		Fulton Financial Corp.	8,175,988
256,499	[1]	Green Dot Corp.	7,397,431
75,865		Hancock Whitney Corp.	2,958,735
5,856		Heartland Financial USA, Inc.	273,944

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
11,439		Hilltop Holdings, Inc.	$267,215
87,244		Hometrust Bancshares, Inc.	2,329,415
685,507		Investors Bancorp, Inc.	8,260,359
143,251		Kinsale Capital Group, Inc.	15,144,496
228,828		MGIC Investment Corp.	3,137,232
156,105		Meridian Bancorp, Inc.	3,053,414
156,941	[1]	NMI Holdings, Inc.	4,590,524
165,063		National Bank Holdings Corp.	5,678,167
414,118	[2]	National General Holdings Corp.	8,828,996
619,631	[2]	New York Mortgage Trust, Inc.	3,878,890
21,663	[1,2]	Nicolet Bankshares, Inc.	1,494,314
169,690		OceanFirst Financial Corp.	4,060,682
46,703	[1,2]	PRA Group, Inc.	1,584,633
24,550	[1]	Palomar Holdings, Inc.	1,108,432
118,289		Peapack-Gladstone Financial Corp.	3,454,039
85,026	[1,2]	Pennymac Financial Services, Inc.	2,646,859
112,685		QCR Holdings, Inc.	4,572,757
187,714		Radian Group, Inc.	4,711,621
4,861	[1]	Regional Management Corp.	140,629
10,230		Republic Bancorp, Inc.	454,928
7,546		Selective Insurance Group, Inc.	521,580
47,073		Simmons 1st National Corp., Class A	1,125,986
64,077		Stifel Financial Corp.	3,587,030
63,905		TriCo Bancshares	2,404,745
69,544		UMB Financial Corp.	4,538,441
50,973		Washington Federal, Inc.	1,858,476
227,145		Waterstone Financial, Inc.	4,231,711
108,805		Western New England Bancorp, Inc.	1,040,176
		TOTAL	169,017,189
		Health Care—15.5%
69,868	[1,2]	AMAG Pharmaceutical, Inc.	678,069
62,388	[1]	Acadia Pharmaceuticals, Inc.	2,645,875
228,081	[1]	Acorda Therapeutics, Inc.	376,334
66,205	[1,3]	Adeptus Health, Inc., Class A	0
13,275	[1]	Affimed N.V.	39,028
676,995	[1,2]	Akorn, Inc.	3,378,205
12,788	[1]	Alphatec Holdings, Inc.	87,981
19,841	[1]	Amedisys, Inc.	2,549,965
9,599	[1,2]	American Renal Associates Holdings, Inc.	79,864
6,158	[1]	Arena Pharmaceuticals, Inc.	299,987
361,657	[1]	Assertio Therapeutics, Inc.	285,745
114,019		CONMED Corp.	12,544,370
154,876	[1]	Cardiovascular Systems, Inc.	6,895,080
169,184	[1,2]	Clovis Oncology, Inc.	536,313
28,418	[1]	Cymabay Therapeutics, Inc.	127,597
323,823	[1]	Cytokinetics, Inc.	3,772,538
7,470	[1]	Deciphera Pharmaceuticals, Inc.	331,220
14,535	[1]	Dicerna Pharmaceuticals, Inc.	239,682
410,633	[1]	Endo International PLC	1,884,805
27,285	[1,2]	Globus Medical, Inc.	1,428,915
85,604	[1]	HMS Holdings Corp.	2,798,395

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
16,230	[1]	Haemonetics Corp.	$1,959,448
25,234	[1]	Halozyme Therapeutics, Inc.	386,585
188,255	[1]	Inogen, Inc.	10,247,661
115,504	[1,2]	Karyopharm Therapeutics, Inc.	1,351,397
90,213	[1]	Kura Oncology, Inc.	1,351,391
34,088	[1,2]	Lannett Co., Inc.	405,306
37,727	[2]	LeMaitre Vascular, Inc.	1,305,354
575,101	[1,2]	Mallinckrodt PLC	1,817,319
250,698	[1,2]	Medicines Co.	13,159,138
120,533	[1]	Medpace Holdings, Inc.	8,874,845
18,043	[1]	Meridian Bioscience, Inc.	176,641
5,877	[1,2]	Mirati Therapeutics, Inc.	553,496
33,855	[1]	Molina Healthcare, Inc.	3,982,702
199,881	[1]	Natera, Inc.	7,699,416
15,512	[1]	Nevro Corp.	1,337,134
22,640	[1]	NuVasive, Inc.	1,597,026
58,431	[1]	Orthofix Medical, Inc.	2,455,855
78,960		Owens & Minor, Inc.	531,401
195,131	[1,2]	Puma Biotechnology, Inc.	1,326,891
90,540	[1]	R1 RCM, Inc.	962,440
134,407	[1]	Radius Health, Inc.	3,822,535
10,702	[1,2]	Reata Pharmaceuticals, Inc.	2,205,468
23,562	[1]	Recro Pharma, Inc.	371,573
161,098	[1]	Repligen Corp.	12,805,680
3,793		Simulations Plus, Inc.	134,310
80,195	[1]	Supernus Pharmaceuticals, Inc.	2,228,619
73,240	[1]	Syneos Health, Inc.	3,672,986
16,813	[1]	Tandem Diabetes Care, Inc.	1,035,345
27,201	[2]	U.S. Physical Therapy, Inc.	3,848,125
24,713	[1]	Vanda Pharmaceuticals, Inc.	333,873
31,177	[1,2]	Viking Therapeutics, Inc.	201,715
356,768	[1]	Voyager Therapeutics, Inc.	5,490,660
		TOTAL	138,612,303
		Industrials—16.8%
155,374		Acco Brands Corp.	1,421,672
67,410	[1]	Aerojet Rocketdyne Holdings, Inc.	2,914,134
46,792	[1,2]	Aerovironment, Inc.	2,713,000
175,676		Arcosa, Inc.	6,747,715
10,207	[1]	Armstrong Flooring, Inc.	62,671
218,560	[1]	Atkore International Group, Inc.	7,584,032
5,455	[1]	Atlas Air Worldwide Holdings, Inc.	119,628
5,936	[1]	BlueLinx Holdings, Inc.	185,559
208,195	[1]	CECO Environmental Corp.	1,428,218
97,823	[1]	Casella Waste Systems, Inc.	4,264,105
66,341	[1,2]	Cimpress NV	8,764,973
74,911		Costamare, Inc.	588,800
31,526		Covanta Holding Corp.	455,235
79,917		Deluxe Corp.	4,142,098
140,201	[1]	Echo Global Logistics, Inc.	2,791,402
61,111		Emcor Group, Inc.	5,360,046
71,812		EnPro Industries, Inc.	4,994,525

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
128,754	[2]	Exponent, Inc.	$8,179,742
55,829	[1]	FTI Consulting, Inc.	6,078,103
89,510		Federal Signal Corp.	2,903,704
210,443	[1]	Foundation Building Materials, Inc.	3,912,135
9,851	[2]	GATX Corp.	783,647
159,524	[1]	GMS, Inc.	4,779,339
30,746	[1]	Generac Holdings, Inc.	2,969,449
151,921	[1]	Great Lakes Dredge & Dock Corp.	1,633,151
122,541		Heidrick & Struggles International, Inc.	3,487,517
89,438		Hillenbrand, Inc.	2,753,796
5,857	[1]	Hub Group, Inc.	268,251
79,039		Hurco Co., Inc.	2,749,767
15,475		John Bean Technologies Corp.	1,590,366
33,763	[1,2]	Mastec, Inc.	2,125,043
19,401	[2]	Maxar Technologies, Inc.	164,715
28,768	[1]	Mercury Systems, Inc.	2,119,051
90,779	[1]	Meritor, Inc.	1,999,861
114,160		Miller Herman, Inc.	5,308,440
25,510	[1]	Now, Inc.	268,875
217,144	[1,2]	Rexnord Corp.	6,143,004
80,863		Rush Enterprises, Inc.	3,532,904
6,307	[1]	SPX Corp.	287,221
83,156	[1,2]	Saia, Inc.	7,417,515
52,430		SkyWest, Inc.	3,122,207
7,483		Spartan Motors, Inc.	130,728
80,946		Tetra Tech, Inc.	7,080,347
169,150	[1]	Titan Machinery, Inc.	2,807,890
168,743		Triton International Ltd.	6,192,868
24,235		Unifirst Corp.	4,867,357
		TOTAL	150,194,806
		Information Technology—12.2%
51,214	[1]	Ambarella, Inc.	2,695,393
6,179	[2]	Blackbaud, Inc.	518,727
21,913	[1]	CACI International, Inc., Class A	4,903,034
123,612	[1,2]	Cardtronics, Inc.	4,234,947
14,518	[1]	Ciena Corp.	538,908
36,809	[1]	Cirrus Logic, Inc.	2,501,540
59,357	[1]	Commvault Systems, Inc.	2,948,262
5,137		Comtech Telecommunications Corp.	179,538
174,123	[1]	Conduent, Inc.	1,076,080
123,633	[1]	Cornerstone OnDemand, Inc.	7,241,185
65,893	[1]	Diebold Nixdorf, Inc.	461,251
68,426	[1]	Digital Turbine, Inc.	478,298
69,478	[1]	Diodes, Inc.	3,241,149
102,596		Evertec, Inc.	3,138,412
66,987	[1,2]	Evo Payments, Inc.	1,904,440
24,646	[1]	Extreme Networks, Inc.	158,720
14,988	[1]	Five9, Inc.	831,984
198,215	[1,2]	GTT Communications, Inc.	1,492,559
100,552	[1]	Inphi Corp.	7,227,678
24,014	[1,2]	Insight Enterprises, Inc.	1,473,979

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
6,847	[1]	Itron, Inc.	$522,152
79,020	[1,2]	j2 Global, Inc.	7,503,739
73,580		KBR, Inc.	2,072,013
47,510	[1]	Kimball Electronics, Inc.	705,999
389,199	[1]	Lattice Semiconductor Corp.	7,624,408
12,671	[1]	MA-COM Technology Solutions Holdings, Inc.	288,139
224,172	[1]	Model N, Inc.	6,678,084
242,136	[1]	Netgear, Inc.	6,578,835
13,285	[1]	OSI Systems, Inc.	1,318,403
54,643	[1]	PROS Holdings, Inc.	2,799,907
16,156	[1]	Paylocity Corp.	1,657,606
231,651	[1]	Perficient, Inc.	9,080,719
26,451		Perspecta, Inc.	702,009
5,785		Power Integrations, Inc.	527,071
5,416	[1]	SMART Global Holdings, Inc.	160,855
175,340	[1]	SPS Commerce, Inc.	9,252,692
9,310	[1]	Secureworks Corp.	113,210
49,898	[1,2]	ShotSpotter, Inc.	1,007,940
49,965	[1,2]	Stratasys, Inc.	1,033,276
92,422		XPERI Corp.	1,876,629
		TOTAL	108,749,770
		Materials—2.7%
249,509	[1,2]	Allegheny Technologies, Inc.	5,242,184
13,554	[2]	Carpenter Technology Corp.	664,417
19,205		Fuller (H.B.) Co.	937,204
2,675		Kaiser Aluminum Corp.	286,439
132,521	[1]	Kraton Corp.	2,971,121
87,515		Myers Industries, Inc.	1,481,629
132,413		Schnitzer Steel Industries, Inc., Class A	2,825,693
132,206		Trinseo SA	5,618,755
28,208	[1]	UFP Technologies, Inc.	1,173,735
184,697	[1]	Verso Corp.	2,703,964
		TOTAL	23,905,141
		Real Estate—8.6%
9,431		Agree Realty Corp.	742,880
11,771		American Assets Trust, Inc.	576,308
55,971	[2]	American Finance Trust, Inc.	828,371
33,217		Armada Hoffler Properties, Inc.	622,487
118,483		City Office REIT, Inc.	1,604,260
299,375		Easterly Government Properties, Inc.	6,682,050
84,355		EastGroup Properties, Inc.	11,299,352
22,539		Essential Properties Realty Trust, Inc.	578,351
261,479	[2]	First Industrial Realty Trust	11,010,881
58,375		Gladstone Commercial Corp.	1,375,315
148,373		Healthcare Realty Trust, Inc.	5,158,929
456,523		Independence Realty Trust	7,030,454
15,858		National Health Investors, Inc.	1,360,458
22,477		National Storage Affiliates Trust	768,039
25,439		NexPoint Residential Trust, Inc.	1,240,660
15,284		Physicians Realty Trust	285,352
188,464		QTS Realty Trust, Inc.	10,099,786

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
6,524		RMR Group, Inc./The	$315,762
29,262		Retail Opportunity Investments Corp.	546,175
188,107		Rexford Industrial Realty, Inc.	9,046,066
104,039		STAG Industrial, Inc.	3,229,370
159,140		Sunstone Hotel Investors, Inc.	2,149,981
		TOTAL	76,551,287
		Utilities—2.8%
2,867		American States Water Co.	272,738
19,259	[2]	Avista Corp.	925,010
308,112		Clearway Energy, Inc.	5,290,283
105,048		Portland General Electric Co.	5,975,130
96,799		Southwest Gas Holdings, Inc.	8,450,553
213,979		TerraForm Power, Inc.	3,633,363
		TOTAL	24,547,077
		TOTAL COMMON STOCKS (IDENTIFIED COST $877,293,593)	876,512,681
		INVESTMENT COMPANIES—10.6%
36,808,466		Federated Government Obligations Fund, Premier Shares, 1.75%[4]	36,808,466
58,063,474		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.93%[4]	58,080,893
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $94,887,916)	94,889,359
		TOTAL INVESTMENT IN SECURITIES—108.9% (IDENTIFIED COST $972,181,509)	971,402,040
		OTHER ASSETS AND LIABILITIES - NET—(8.9)%[5]	(79,531,911)
		TOTAL NET ASSETS—100%	$891,870,129
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended October 31, 2019, were as follows:
Affiliated	Balance of Shares Held 7/31/2019	Purchases/ Additions*	Sales/ Reductions*	Balance of Shares Held 10/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)*	Dividend Income*
Information Technology
ShotSpotter, Inc.	—	49,898	—	49,898	$1,007,940	$(25,816)	$—	$—
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total Affiliated Transactions
Balance of Shares Held 7/31/2019	37,415,748	84,083,002	121,498,750
Purchases/Additions	116,268,700	150,297,575	266,566,275
Sales/Reductions	(116,875,982)	(176,317,103)	(293,193,085)
Balance of Shares Held 10/31/2019	36,808,466	58,063,474	94,871,940
Value	$36,808,466	$58,080,893	$94,889,359
Change in Unrealized Appreciation/Depreciation	N/A	$(807)	$(807)
Net Realized Gain/(Loss)	N/A	$1,434	$1,434
Dividend Income	$207,770	$404,972	$612,742
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of October 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$75,496,352	$79,528,466
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$820,384,692	$—	$0	$820,384,692
International	56,127,989	—	—	56,127,989
Investment Companies	94,889,359	—	—	94,889,359
TOTAL SECURITIES	$971,402,040	$—	$0	$971,402,040
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust